Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss), net of tax	Treasury stock	Non-redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity	Cumulative Effect, Period Of Adoption, Adjustment	Cumulative Effect, Period Of Adoption, Adjustment Retained earnings	Cumulative Effect, Period Of Adoption, Adjustment Accumulated other comprehensive (loss), net of tax	Cumulative Effect, Period of Adoption, Adjusted Balance	Cumulative Effect, Period of Adoption, Adjusted Balance Preferred stock	Cumulative Effect, Period of Adoption, Adjusted Balance Common stock	Cumulative Effect, Period of Adoption, Adjusted Balance Additional paid-in capital	Cumulative Effect, Period of Adoption, Adjusted Balance Retained earnings	Cumulative Effect, Period of Adoption, Adjusted Balance Accumulated other comprehensive (loss), net of tax	Cumulative Effect, Period of Adoption, Adjusted Balance Treasury stock	Cumulative Effect, Period of Adoption, Adjusted Balance Non-redeemable noncontrolling interests of consolidated investment management funds	Cumulative Effect, Period of Adoption, Adjusted Balance Redeemable non- controlling interests/ temporary equity
Beginning balance at Dec. 31, 2018		$ 40,739	[1]	$ 3,542	$ 14	$ 27,118	$ 28,652	$ (3,171)	$ (15,517)	$ 101	$ 129	$ 0	$ 90	$ (90)	$ 40,739	$ 3,542	$ 14	$ 27,118	$ 28,742	$ (3,261)	$ (15,517)	$ 101	$ 129
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											77
Redemption of subsidiary shares from noncontrolling interests											(48)
Other net changes in noncontrolling interests		(19)				6				(25)	(18)
Net income		4,467					4,441			26
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders		623						623
Other comprehensive income (loss) attributable to noncontrolling interests		3									3
Dividends:
Common stock	[2]	(1,120)					(1,120)
Preferred stock		(169)					(169)
Repurchase of common stock		(3,327)							(3,327)
Common stock issued under employee benefit plans		28				28
Direct stock purchase and dividend reinvestment plan		11				11
Stock awards and options exercised		352				352
Ending balance at Dec. 31, 2019		$ 41,585	[1],[3]	3,542	14	27,515	31,894	(2,638)	(18,844)	102	143	$ 40	$ 45	$ (5)	$ 41,625	$ 3,542	$ 14	$ 27,515	$ 31,939	$ (2,643)	$ (18,844)	$ 102	$ 143
Dividends:
Accounting Standards Update [Extensible List]		Accounting Standards Update 2016-13 [Member]
Shares issued to shareholders of noncontrolling interests											80
Redemption of subsidiary shares from noncontrolling interests											(31)
Other net changes in noncontrolling interests		$ 44				12				32	(18)
Net income		3,626					3,617			9
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders		1,654						1,654
Other comprehensive income (loss) attributable to noncontrolling interests		2									2
Common stock	[4]	(1,117)					(1,117)
Preferred stock		(179)					(179)
Preferred stock		(194)
Repurchase of common stock		(989)							(989)
Common stock issued under employee benefit plans		26				26
Preferred stock redemption		(583)		(583)
Preferred stock issued		1,567		1,567
Stock awards and options exercised		270				270
Amortization of preferred stock discount				15			(15)
Other		0					(4)	4
Ending balance at Dec. 31, 2020		45,944	[3],[5]	4,541	14	27,823	34,241	(985)	(19,833)	143	176
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											48
Redemption of subsidiary shares from noncontrolling interests											(94)
Other net changes in noncontrolling interests		5				(36)				41	29
Net income		3,771					3,759			12
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders		(1,228)						(1,228)
Other comprehensive income (loss) attributable to noncontrolling interests		2									2
Dividends:
Common stock	[6]	(1,126)					(1,126)
Preferred stock		(197)					(197)
Preferred stock		(207)
Repurchase of common stock		(4,567)							(4,567)
Common stock issued under employee benefit plans		18				18
Preferred stock redemption		(1,000)		(1,000)
Preferred stock issued		1,287		1,287
Stock awards and options exercised		323				323
Amortization of preferred stock discount				10			(10)
Ending balance at Dec. 31, 2021		$ 43,230	[5]	$ 4,838	$ 14	$ 28,128	$ 36,667	$ (2,213)	$ (24,400)	$ 196	$ 161

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,096 million at Dec. 31, 2018 and $37,941 million at Dec. 31, 2019.
[2]	Includes dividend-equivalents on share-based awards.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,941 million at Dec. 31, 2019 and $41,260 million at Dec. 31, 2020.
[4]	Includes dividend-equivalents on share-based awards.
[5]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $41,260 million at Dec. 31, 2020 and $38,196 million at Dec. 31, 2021.
[6]	Includes dividend-equivalents on share-based awards